RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Balances And Transactions
a.	Balances with related parties:

	December 31,
	2015	2014
	US Dollars in thousands

Trade accounts receivable	173	74
Trade accounts payable	37	32

b.	Transactions with related parties:

	Year ended December 31,
	2015	2014	2013
	US Dollars in thousands

Revenues	644	370	6
Cost of revenues (*)	-	-	3,402

Selling, general and administrative expenses	340	339	52

Insurance Expenditures - the Company may share with Nistec costs of insurance consulting and insurance premiums in the event the Company determines that a joint insurance policy with Nistec reduces the Company’s costs as compared to purchasing insurance separately. Insurance expenditures will be divided between the Company and Nistec as follows: (i) insurance consulting services costs will be divided in proportion to the insurance premiums paid by the Company and Nistec in the preceding year; (ii) the joint insurance premiums will be divided in proportions indicated by the insurer for each of the Company and Nistec, had they purchased the insurance separately. The Company will solicit updated insurance proposals at least bi-annually. The decision to enter into such a joint insurance policy with Nistec will be subject to the approval of the Audit Committee and the Board of Directors of the Company

(*)	The Company's purchases from such supplier accounted for 23.1% of its raw material costs in 2013.